Investments in associated companies and joint ventures	12 Months Ended
Dec. 31, 2017
Investments in associated companies and joint ventures
Investments in associated companies and joint ventures

34. Investments in associated companies and joint ventures

EURm	2017	2016
Net carrying amount as of January 1	116	84
Translation differences	(8)	(1)
Acquisitions through business combinations	1	20
Additions	9	–
Disposals	–	(4)
Share of results	11	18
Dividends	(1)	(1)
Net carrying amount as of December 31	128	116

Shareholdings in associated companies and joint ventures comprise investments in unlisted companies.